Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
•
No Grant Timing. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025, and ABM does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false